TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Statutory tax rate (percentage)	25.00%	25.00%
Profit before tax	£ 746	£ 813
Tax calculated at the statutory rate of 25% (H1-24: 25%)	187	203
Bank surcharge on profits	23	23
Non-deductible preference dividends paid	4	4
Non-deductible UK Bank Levy	6	5
Other non-deductible costs and non-taxable income	5	2
Tax relief on dividends in respect of other equity instruments	(20)	(20)
Adjustment to prior year provisions	(10)	(4)
Tax on profit	£ 195	£ 213